UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

       INFORMATION REQUIRED OF INSTITUTIONAL INVESTMENT MANAGERS PURSUANT
  TO SECTION 13(f) OF THE SECURITIES EXCHANGE ACT OF 1934 AND RULES THEREUNDER

        Report for the Calendar Year or Quarter Ended September 30, 2001

--------------------------------------------------------------------------------
                (Please read instructions before preparing form.)
--------------------------------------------------------------------------------
If amended report check here: |_|
Dickstein Partners Inc.
--------------------------------------------------------------------------------
Name of Institutional Investment Manager
660 Madison Avenue, 16th Floor        New York       New York              10021
--------------------------------------------------------------------------------
Business Address      (Street)          (City)       (State)               (Zip)
--------------------------------------------------------------------------------
Leigh Waxman, (212) 754-4000, Vice President
--------------------------------------------------------------------------------
Name, Phone No., and Title of Person Duly Authorized to Submit This Report

                                    ATTENTION
--------------------------------------------------------------------------------
Intentional misstatements or omissions of facts constitute Federal Criminal Violations.

                    See 18 U.S.C. 1001 and 15 U.S.C. 78ff(a).
--------------------------------------------------------------------------------
         The institutional investment manager submitting this Form and its attachments and the person by whom it is signed represent hereby that all information contained therein is true, correct and complete. It is understood that all required items, statements and schedules are considered integral parts of this Form and that the submission of any amendment represents that all unamended items, statements and schedules remain true, correct and complete as previously submitted.

         Pursuant to the requirements of Securities Exchange Act of 1934, the undersigned institutional investment manager has caused this report to be signed on its behalf in the City of New York and State of New York on the 14th day of November, 2001.

                                                  DICKSTEIN PARTNERS INC.
                                      ------------------------------------------
                                      (Name of Institutional Investment Manager)

                                                /s/ Leigh Waxman
                                      ------------------------------------------
                                      Manual Signature of Person Duly Authorized
                                      to Submit this Report

Name and 13F file numbers of ALL Institutional Investment Managers with respect to which this schedule is filed (other than the one filing this report): (List in alphabetical order.) 13F File Numbers will be assigned to Institutional Investment Managers after they file their first report.

Name:                           13F File No.:      Name:           13F File No.:
-----------------------------   ----------------   --------------  -------------
1. Dickstein & Co., L.P.        28-4218            6.
-----------------------------   ----------------   --------------  -------------
2. Dickstein Partners, L.P.     28-4098            7.
-----------------------------   ----------------   --------------  -------------
3. Mark Dickstein               28-4210            8.
-----------------------------   ----------------   --------------  -------------
4.                                                 9.
-----------------------------   ----------------   --------------  -------------
5.                                                 10.
-----------------------------   ----------------   --------------  -------------

(ITEM 1)                      (ITEM 2)   (ITEM 3)      (ITEM 4)       (ITEM 5)          (ITEM 6)      (ITEM 7)      (ITEM 8)
                                                                                      INVESTMENT
                                                                                      DISCRETION                 VOTING AUTHORITY
                                                                                   ------------------        ----------------------
                              TITLE                                 SHARES OR
                               OF                       FAIR        PRINCIPLE    SOLE SHARED OTHER           SOLE   SHARED    NONE
NAME OF ISSUE                 CLASS     CUSIP NO     MARKET VALUE     AMOUNT     (A)   (B)    (C)   MGRS     (A)     (B)      (C)
----------------------------  ----   ------------   ------------   ----------    ---  -----  -----  ----     ---    ------   -----
AT & T Corp                  Call    001957-90-9      1,505,400.00    78,000 (c)        X           1,2,3     X
                                                        231,600.00    12,000 (c)        X           3         X
-----------------------------------------------------------------------------------------------------------------------------------
Compaq Computer Corp         Com     204493-10-0        324,480.00    39,000            X           1,2,3     X
                                                         49,920.00     6,000            X           3         X
-----------------------------------------------------------------------------------------------------------------------------------
Cooper Inds Inc              Call    216669-90-1      2,695,550.00    65,000 (c)        X           1,2,3     X
                                                        417,400.00    10,000 (c)        X           3         X
-----------------------------------------------------------------------------------------------------------------------------------
Cisco Sys Inc                Call    17275R-90-2      1,241,340.00   102,000 (c)        X           1,2,3     X
                                                        188,635.00    15,500 (c)        X           3         X
-----------------------------------------------------------------------------------------------------------------------------------
Cisco Sys Inc                Put     17275R-95-2        791,050.00    65,000 (p)        X           1,2,3     X
                                                        121,700.00    10,000 (p)        X           3         X
-----------------------------------------------------------------------------------------------------------------------------------
General Elec Co              Call    369604-90-3      1,934,400.00    52,000 (c)        X           1,2,3     X
                                                        297,600.00     8,000 (c)        X           3         X
-----------------------------------------------------------------------------------------------------------------------------------
General Mtrs Corp            Call    370442-90-2        799,800.00    60,000 (c)        X           1,2,3     X
                                                        159,960.00    12,000 (c)        X           3         X
-----------------------------------------------------------------------------------------------------------------------------------
Gillette Co                  Call    375766-90-2      1,549,600.00    52,000 (c)        X           1,2,3     X
                                                        238,400.00     8,000 (c)        X           3         X
-----------------------------------------------------------------------------------------------------------------------------------
Guidant Corp                 Call    401698-90-5      1,001,000.00    26,000 (c)        X           1,2,3     X
                                                        154,000.00     4,000 (c)        X           3         X
-----------------------------------------------------------------------------------------------------------------------------------
Ivillage Inc                 Com     46588H-10-5        108,768.00   123,600            X           1,2,3     X
                                                         16,192.00    18,400            X           3         X
-----------------------------------------------------------------------------------------------------------------------------------
K Mart Corp                  Put     482584-95-9        698,000.00   100,000 (p)        X           1,2,3     X
                                                        139,600.00    20,000 (p)        X           3         X
-----------------------------------------------------------------------------------------------------------------------------------
Newport News
  Shipbuilding Inc.          Com     652228-10-7      3,485,040.00    52,000            X           1,2,3     X
                                                        536,160.00     8,000            X           3         X
-----------------------------------------------------------------------------------------------------------------------------------
Newport News
  Shipbuilding Inc.          Call    652228-90-7     21,781,500.00   325,000 (c)        X           1,2,3     X
                                                      3,351,000.00    50,000 (c)        X           3         X
-----------------------------------------------------------------------------------------------------------------------------------
PG & E Corp                  Com     69331C-10-8      2,620,950.00   173,000            X           1,2,3     X
                                                        407,535.00    26,900            X           3         X
-----------------------------------------------------------------------------------------------------------------------------------
PG & E Corp                  Call    69331C-90-8        787,800.00    52,000 (c)        X           1,2,3     X
                                                        121,200.00     8,000 (c)        X           3         X
-----------------------------------------------------------------------------------------------------------------------------------
Pepsico Inc                  Call    713448-90-8      1,893,450.00    39,000 (c)        X           1,2,3     X
                                                        291,300.00     6,000 (c)        X           3         X
-----------------------------------------------------------------------------------------------------------------------------------
Sun Microsystems Inc         Com     866810-10-4        165,200.00    20,000            X           1,2,3     X
                                                         24,780.00     3,000            X           3         X
-----------------------------------------------------------------------------------------------------------------------------------
Sun Microsystems Inc         Put     866810-95-4        165,200.00    20,000 (p)        X           1,2,3     X
                                                         24,780.00     3,000 (p)        X           3         X
-----------------------------------------------------------------------------------------------------------------------------------
Willamette Inds Inc          Com     969133-10-7        584,480.00    13,000            X           1,2,3     X
                                                         89,920.00     2,000            X           3         X
-----------------------------------------------------------------------------------------------------------------------------------
Willamette Inds Inc          Call    969133-90-7      1,222,912.00    27,200 (c)        X           1,2,3     X
                                                        179,840.00     4,000 (c)        X           3         X
-----------------------------------------------------------------------------------------------------------------------------------
Willamette Inds Inc          Put     969133-95-7        584,480.00    13,000 (p)        X           1,2,3     X
                                                         89,920.00     2,000 (p)        X           3         X
-----------------------------------------------------------------------------------------------------------------------------------
Column Totals                                        53,071,842.00
-----------------------------------------------------------------------------------------------------------------------------------

                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

       INFORMATION REQUIRED OF INSTITUTIONAL INVESTMENT MANAGERS PURSUANT
  TO SECTION 13(f) OF THE SECURITIES EXCHANGE ACT OF 1934 AND RULES THEREUNDER

          Report for the Calendar Year or Quarter Ended September 30, 2001.


--------------------------------------------------------------------------------
(Please read instructions before preparing form.)
--------------------------------------------------------------------------------
If amended report check here: |_|
Dickstein & Co., L.P.
--------------------------------------------------------------------------------
Name of Institutional Investment Manager
660 Madison Avenue, 16th Floor New York, New York 10021
--------------------------------------------------------------------------------
Business Address (Street) (City) (State) (Zip)
--------------------------------------------------------------------------------
Leigh Waxman, (212) 754-4000, Vice President of Dickstein Partners Inc., the general partner of the general partner of Dickstein & Co., L.P.
--------------------------------------------------------------------------------
Name, Phone No., and Title of Person Duly Authorized to Submit This Report

                                    ATTENTION
--------------------------------------------------------------------------------
Intentional misstatements or omissions of facts constitute Federal Criminal Violations.

                    See 18 U.S.C. 1001 and 15 U.S.C. 78ff(a).
--------------------------------------------------------------------------------

         The institutional investment manager submitting this Form and its attachments and the person by whom it is signed represent hereby that all information contained therein is true, correct and complete. It is understood that all required items, statements and schedules are considered integral parts of this Form and that the submission of any amendment represents that all unamended items, statements and schedules remain true, correct and complete as previously submitted.
         Pursuant to the requirements of Securities Exchange Act of 1934, the undersigned institutional investment manager has caused this report to be signed on its behalf in the City of New York and State of New York on the 14th day of November, 2001.

                                                  DICKSTEIN & CO., L.P.
                                      ------------------------------------------
                                      (Name of Institutional Investment Manager)

                                                /s/ Leigh Waxman
                                      ------------------------------------------
                                      Manual Signature of Person Duly Authorized
                                      to Submit this Report

Name and 13F file numbers of ALL Institutional Investment Managers with respect to which this schedule is filed (other than the one filing this report): (List in alphabetical order.) 13F File Numbers will be assigned to Institutional Investment Managers after they file their first report.

Name:                           13F File No.:      Name:           13F File No.:
-----------------------------   ----------------   --------------  -------------
1.                                                 6.
-----------------------------   ----------------   --------------  -------------
2.                                                 7.
-----------------------------   ----------------   --------------  -------------
3.                                                 8.
-----------------------------   ----------------   --------------  -------------
4.                                                 9.
-----------------------------   ----------------   --------------  -------------
5.                                                 10.
-----------------------------   ----------------   --------------  -------------

Pursuant to General Instruction B to Form 13F, the securities over which Dickstein & Co., L.P. exercises investment discretion are reported on its behalf on the Form 13F, of even date, filed by Dickstein Partners Inc.

                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

       INFORMATION REQUIRED OF INSTITUTIONAL INVESTMENT MANAGERS PURSUANT
  TO SECTION 13(f) OF THE SECURITIES EXCHANGE ACT OF 1934 AND RULES THEREUNDER

          Report for the Calendar Year or Quarter Ended September 30, 2001.

--------------------------------------------------------------------------------
(Please read instructions before preparing form.)
--------------------------------------------------------------------------------
If amended report check here: |_| Dickstein Partners, L.P.
--------------------------------------------------------------------------------
Name of Institutional Investment Manager
660 Madison Avenue, 16th Floor New York, New York 10021
--------------------------------------------------------------------------------
Business Address (Street) (City) (State) (Zip)
--------------------------------------------------------------------------------
Leigh Waxman, (212) 754-4000, VP of Dickstein Partners Inc., the general partner of Dickstein Partners, L.P.
--------------------------------------------------------------------------------
Name, Phone No., and Title of Person Duly Authorized to Submit This Report

                                    ATTENTION
--------------------------------------------------------------------------------
Intentional misstatements or omissions of facts constitute Federal Criminal Violations.

                    See 18 U.S.C. 1001 and 15 U.S.C. 78ff(a).
--------------------------------------------------------------------------------

         The institutional investment manager submitting this Form and its attachments and the person by whom it is signed represent hereby that all information contained therein is true, correct and complete. It is understood that all required items, statements and schedules are considered integral parts of this Form and that the submission of any amendment represents that all unamended items, statements and schedules remain true, correct and complete as previously submitted.
         Pursuant to the requirements of Securities Exchange Act of 1934, the undersigned institutional investment manager has caused this report to be signed on its behalf in the City of New York and State of New York on the 14th day of November, 2001.

                                                DICKSTEIN PARTNERS, L.P.
                                      ------------------------------------------
                                      (Name of Institutional Investment Manager)

                                                /s/ Leigh Waxman
                                      ------------------------------------------
                                      Manual Signature of Person Duly Authorized
                                      to Submit this Report

Name and 13F file numbers of ALL Institutional Investment Managers with respect to which this schedule is filed (other than the one filing this report): (List in alphabetical order.) 13F File Numbers will be assigned to Institutional Investment Managers after they file their first report.

Name:                           13F File No.:      Name:           13F File No.:
-----------------------------   ----------------   --------------  -------------
1.                                                 6.
-----------------------------   ----------------   --------------  -------------
2.                                                 7.
-----------------------------   ----------------   --------------  -------------
3.                                                 8.
-----------------------------   ----------------   --------------  -------------
4.                                                 9.
-----------------------------   ----------------   --------------  -------------
5.                                                 10.
-----------------------------   ----------------   --------------  -------------

Pursuant to General Instruction B to Form 13F, the securities over which Dickstein Partners, L.P. exercises investment discretion are reported on its behalf on the Form 13F, of even date, filed by Dickstein Partners Inc.

                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

       INFORMATION REQUIRED OF INSTITUTIONAL INVESTMENT MANAGERS PURSUANT
  TO SECTION 13(f) OF THE SECURITIES EXCHANGE ACT OF 1934 AND RULES THEREUNDER

          Report for the Calendar Year or Quarter Ended September 30, 2001.


--------------------------------------------------------------------------------
(Please read instructions before preparing form.)
--------------------------------------------------------------------------------
If amended report check here: |_|
Mark Dickstein
--------------------------------------------------------------------------------
Name of Institutional Investment Manager
660 Madison Avenue, 16th Floor New York, New York 10021
--------------------------------------------------------------------------------
Business Address (Street) (City) (State) (Zip)
--------------------------------------------------------------------------------
Mark Dickstein, (212) 754-4000,
--------------------------------------------------------------------------------
Name, Phone No., and Title of Person Duly Authorized to Submit This Report

                                    ATTENTION
--------------------------------------------------------------------------------
Intentional misstatements or omissions of facts constitute Federal Criminal Violations.

                    See 18 U.S.C. 1001 and 15 U.S.C. 78ff(a).
--------------------------------------------------------------------------------

         The institutional investment manager submitting this Form and its attachments and the person by whom it is signed represent hereby that all information contained therein is true, correct and complete. It is understood that all required items, statements and schedules are considered integral parts of this Form and that the submission of any amendment represents that all unamended items, statements and schedules remain true, correct and complete as previously submitted.
         Pursuant to the requirements of Securities Exchange Act of 1934, the undersigned institutional investment manager has caused this report to be signed on its behalf in the City of New York and State of New York on the 14th day of November, 2001.

                                                MARK DICKSTEIN
                                      ------------------------------------------
                                      (Name of Institutional Investment Manager)

                                                /s/ Mark Dickstein
                                      ------------------------------------------
                                      Manual Signature of Person Duly Authorized
                                      to Submit this Report

Name and 13F file numbers of ALL Institutional Investment Managers with respect to which this schedule is filed (other than the one filing this report): (List in alphabetical order.) 13F File Numbers will be assigned to Institutional Investment Managers after they file their first report.

Name:                           13F File No.:      Name:           13F File No.:
-----------------------------   ----------------   --------------  -------------
1.                                                 6.
-----------------------------   ----------------   --------------  -------------
2.                                                 7.
-----------------------------   ----------------   --------------  -------------
3.                                                 8.
-----------------------------   ----------------   --------------  -------------
4.                                                 9.
-----------------------------   ----------------   --------------  -------------
5.                                                 10.
-----------------------------   ----------------   --------------  -------------

Pursuant to General Instruction B to Form 13F, the securities over which Mark Dickstein exercises investment discretion are reported on his behalf on the Form 13F, of even date, filed by Dickstein Partners Inc.